Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	363	308	6,143	6,815	6,815
Positive replacement values	21	68	22	111	111
Loans	0	0	97	97	97
Financial assets designated at fair value	84	66[2]	105	255	1,780
Financial assets available for sale	0	3,865	45	3,910	3,910
Other assets	291	29[2]	0	320	1,407
Total assets	760[3]	4,337	6,412	11,508
Negative replacement values	20[4]	53	203	276	14
Total liabilities	20	53	203	276
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	57[5]	78[6]	412[7]

	31.12.16
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	634	394	6,215	7,243	7,243
Positive replacement values	40	76	101	217	217
Loans	0	0	79	79	79
Financial assets designated at fair value	103	83[2]	98	284	1,863
Financial assets available for sale	0	3,381	58	3,439	3,439
Other assets	289	37[2]	0	327	1,490
Total assets	1,066[3]	3,971	6,552	11,589
Negative replacement values	33[4]	346	67	446	90
Total liabilities	33	346	67	446
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	72[5]	102[6]	334[7]
1 For purposes of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments, both designated at fair value and held at amortized cost. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2017, CHF 0.7 billion of the CHF 0.8 billion (31 December 2016: CHF 1.0 billion of the CHF 1.1 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap (CDS) liabilities and other swap liabilities. The maximum exposure to loss for CDS is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.

Sponsored by UBS
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated securitization vehicles[1]
	31.12.17
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	84	24	0	10	118
of which: rated investment grade	0	24			24
of which: rated sub-investment grade	84				84
of which: defaulted				10	10
Interests in junior tranches	0	9	0	0	9
of which: rated investment grade		9			9
Total	84	32	0	10	126
of which: Trading portfolio assets	0	32	0	10	43
of which: Financial assets designated at fair value	84	0	0	0	84
Total assets held by the vehicles in which UBS had an interest (CHF billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	75	6	165	64	311
of which: rated investment grade	75	6	165	64	311
Interests in mezzanine tranches	9	1	0	0	9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Tranche information not available	0	0	0	0	0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	85	7	165	64	321
of which: Trading portfolio assets	85	7	165	64	321
Total assets held by the vehicles in which UBS had an interest (CHF billion)	18	5	20	0	43
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.16
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	103	34	0	14	151
of which: rated investment grade	0	34			34
of which: rated sub-investment grade	103				103
of which: defaulted				14	14
Interests in mezzanine tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Total	104	34	0	14	152
of which: Trading portfolio assets	1	34	0	14	49
of which: Financial assets designated at fair value	103	0	0	0	103
Total assets held by the vehicles in which UBS had an interest (CHF billion)	2	13	0	1	16

Not sponsored by UBS
Interests in senior tranches	165	4	241	125	535
of which: rated investment grade	165	4	241	125	535
Interests in mezzanine tranches	32	0	0	0	32
of which: rated investment grade	29				29
of which: defaulted	3				3
Interests in junior tranches	18	0	0	0	18
of which: rated investment grade	17				17
of which: rated sub-investment grade	1				1
Total	215	4	241	125	585
of which: Trading portfolio assets	215	4	241	125	585
Total assets held by the vehicles in which UBS had an interest (CHF billion)	41	8	5	1	56
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income	0	0	40	40
Net trading income	(8)	(49)	2	(55)
Total income	(6)	(58)	43	(21)
Asset information (CHF billion)	10[2]	7[3]	15[4]

	As of or for the year ended
	31.12.16
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	3	(6)	0	(3)
Net fee and commission income	0	0	53	53
Net trading income	2	(158)	29	(128)
Total income	4	(165)	82	(78)
Asset information (CHF billion)	7[2]	6[3]	14[4]
1 These tables exclude profit attributable to non-controlling interests of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016. 2 Represents the amount of assets transferred to the respective securitization vehicles. Of the total amount transferred, CHF 2 billion was transferred by UBS (31 December 2016: CHF 2 billion) and CHF 8 billion was transferred by third parties (31 December 2016: CHF 5 billion). 3 Represents total assets transferred to the respective client vehicles. Of the total amount transferred, CHF 6 billion was transferred by UBS (31 December 2016: CHF 5 billion) and CHF 1 billion was transferred by third parties (31 December 2016: CHF 1 billion). 4 Represents the total net asset value of the respective investment funds.

UBS AG
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	363	308	6,143	6,815	6,815
Positive replacement values	21	68	22	111	111
Loans	0	0	97	97	97
Financial assets designated at fair value	84	66[2]	0	150	1,675
Financial assets available for sale	0	3,865	45	3,910	3,910
Other assets	291	29[2]	0	320	1,407
Total assets	760[3]	4,337	6,307	11,403
Negative replacement values	20[4]	53	203	276	14
Total liabilities	20	53	203	276
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	57[5]	78[6]	412[7]

	31.12.16
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	634	394	6,215	7,243	7,243
Positive replacement values	40	76	101	217	217
Loans	0	0	79	79	79
Financial assets designated at fair value	103	83[2]	0	186	1,765
Financial assets available for sale	0	3,381	58	3,439	3,439
Other assets	289	37[2]	0	327	1,490
Total assets	1,066[3]	3,971	6,454	11,491
Negative replacement values	33[4]	346	67	446	90
Total liabilities	33	346	67	446
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	72[5]	102[6]	334[7]
1 For purposes of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments, both designated at fair value and held at amortized cost. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2017, CHF 0.7 billion of the CHF 0.8 billion (31 December 2016: CHF 1.0 billion of the CHF 1.1 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap (CDS) liabilities and other swap liabilities. The maximum exposure to loss for CDS is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.

UBS AG | Sponsored by UBS
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated securitization vehicles[1]
	31.12.17
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	84	24	0	10	118
of which: rated investment grade	0	24			24
of which: rated sub-investment grade	84				84
of which: defaulted				10	10
Interests in junior tranches	0	9	0	0	9
of which: rated investment grade		9			9
Total	84	32	0	10	126
of which: Trading portfolio assets	0	32	0	10	43
of which: Financial assets designated at fair value	84	0	0	0	84
Total assets held by the vehicles in which UBS had an interest (CHF billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	75	6	165	64	311
of which: rated investment grade	75	6	165	64	311
Interests in mezzanine tranches	9	1	0	0	9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Tranche information not available	0	0	0	0	0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	85	7	165	64	321
of which: Trading portfolio assets	85	7	165	64	321
Total assets held by the vehicles in which UBS had an interest (CHF billion)	18	5	20	0	43
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.16
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	103	34	0	14	151
of which: rated investment grade	0	34			34
of which: rated sub-investment grade	103				103
of which: defaulted				14	14
Interests in mezzanine tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Total	104	34	0	14	152
of which: Trading portfolio assets	1	34	0	14	49
of which: Financial assets designated at fair value	103	0	0	0	103
Total assets held by the vehicles in which UBS had an interest (CHF billion)	2	13	0	1	16

Not sponsored by UBS
Interests in senior tranches	165	4	241	125	535
of which: rated investment grade	165	4	241	125	535
Interests in mezzanine tranches	32	0	0	0	32
of which: rated investment grade	29				29
of which: defaulted	3				3
Interests in junior tranches	18	0	0	0	18
of which: rated investment grade	17				17
of which: rated sub-investment grade	1				1
Total	215	4	241	125	585
of which: Trading portfolio assets	215	4	241	125	585
Total assets held by the vehicles in which UBS had an interest (CHF billion)	41	8	5	1	56
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

UBS AG | Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income	0	0	40	40
Net trading income	(8)	(49)	2	(55)
Total income	(6)	(58)	43	(21)
Asset information (CHF billion)	10[2]	7[3]	15[4]

	As of or for the year ended
	31.12.16
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	3	(6)	0	(3)
Net fee and commission income	0	0	53	53
Net trading income	2	(158)	29	(128)
Total income	4	(165)	82	(78)
Asset information (CHF billion)	7[2]	6[3]	14[4]
1 These tables exclude profit attributable to preferred noteholders of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016. 2 Represents the amount of assets transferred to the respective securitization vehicles. Of the total amount transferred, CHF 2 billion was transferred by UBS (31 December 2016: CHF 2 billion) and CHF 8 billion was transferred by third parties (31 December 2016: CHF 5 billion). 3 Represents total assets transferred to the respective client vehicles. Of the total amount transferred, CHF 6 billion was transferred by UBS (31 December 2016: CHF 5 billion) and CHF 1 billion was transferred by third parties (31 December 2016: CHF 1 billion). 4 Represents the total net asset value of the respective investment funds.